Commitments and contingencies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Commitments and contingencies
Total rental expenses, operating leases	$ 732	¥ 4,536	¥ 3,735	¥ 4,666